Other Investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Other Investments [Abstract]
Schedule of Equity Investments Designated
	March 31, 2024	March 31, 2023
Investments designated as FVTOCI
Public companies	$547	$918
Private companies	62	65
	609	983
Investments designated as FVTPL
Public companies	42,488	11,396
Private companies	3,157	3,161
	45,645	14,557
Total	$46,254	$15,540

Schedule of Continuity of Investments	The continuity of such investments is as follows:
	Fair Value	Accumulated fair value change included in OCI	Accumulated fair value change included in P&L
April 1, 2022	$17,768	$(24,336)	$3,703
Loss on equity investments designated as FVTOCI	(1,312)	(1,312)	-
Loss on equity investments designated as FVTPL	(2,318)	-	(2,318)
Acquisition	3,702	-	-
Disposal	(1,035)	-	-
Impact of foreign currency translation	(1,265)	-	-
March 31, 2023	$15,540	$(25,648)	$1,385
Gain on equity investments designated as FVTOCI	(67)	(67)	-
Gain on equity investments designated as FVTPL	9,074	-	9,074
Acquisition	23,305	-	-
Disposal	(1,492)	-	-
Impact of foreign currency translation	(106)	-	-
March 31, 2024	$46,254	$(25,715)	$10,459